Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,999,478,618.95	53,438		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.507%		July 15, 2025
Class A-2a Notes	$323,350,000.00	5.40%		April 15, 2027
Class A-2b Notes	$330,000,000.00	4.10735%	*	April 15, 2027
Class A-3 Notes	$653,300,000.00	5.10%		April 15, 2029
Class A-4 Notes	$93,350,000.00	4.96%		May 15, 2030
Class B Notes	$55,260,000.00	5.23%		May 15, 2030
Class C Notes	$36,830,000.00	0.00%		December 15, 2031
Total	$1,842,090,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,972,165.78

Principal:
Principal Collections	$27,185,162.73
Prepayments in Full	$14,291,186.95
Liquidation Proceeds	$498,818.90
Recoveries	$57,608.41
Sub Total	$42,032,776.99
Collections	$46,004,942.77

Purchase Amounts:
Purchase Amounts Related to Principal	$0.00
Purchase Amounts Related to Interest	$0.00
Sub Total	$0.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,004,942.77

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	20
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$46,004,942.77
Servicing Fee	$834,133.74	$834,133.74	$0.00	$0.00	$45,170,809.03
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$45,170,809.03
Interest - Class A-2a Notes	$116,287.04	$116,287.04	$0.00	$0.00	$45,054,521.99
Interest - Class A-2b Notes	$99,296.29	$99,296.29	$0.00	$0.00	$44,955,225.70
Interest - Class A-3 Notes	$2,776,525.00	$2,776,525.00	$0.00	$0.00	$42,178,700.70
Interest - Class A-4 Notes	$385,846.67	$385,846.67	$0.00	$0.00	$41,792,854.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,792,854.03
Interest - Class B Notes	$240,841.50	$240,841.50	$0.00	$0.00	$41,552,012.53
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,552,012.53
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$41,552,012.53
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,552,012.53
Regular Principal Payment	$39,072,835.10	$39,072,835.10	$0.00	$0.00	$2,479,177.43
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,479,177.43
Residual Released to Depositor	$0.00	$2,479,177.43	$0.00	$0.00	$0.00
Total		$46,004,942.77

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$39,072,835.10
Total					$39,072,835.10

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$19,337,569.80	$59.80	$116,287.04	$0.36	$19,453,856.84	$60.16
Class A-2b Notes	$19,735,265.30	$59.80	$99,296.29	$0.30	$19,834,561.59	$60.10
Class A-3 Notes	$0.00	$0.00	$2,776,525.00	$4.25	$2,776,525.00	$4.25
Class A-4 Notes	$0.00	$0.00	$385,846.67	$4.13	$385,846.67	$4.13
Class B Notes	$0.00	$0.00	$240,841.50	$4.36	$240,841.50	$4.36
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$39,072,835.10	$21.21	$3,618,796.50	$1.96	$42,691,631.60	$23.17

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$25,841,564.72	0.0799182	$6,503,994.92	0.0201144
Class A-2b Notes	$26,373,021.05	0.0799182	$6,637,755.75	0.0201144
Class A-3 Notes	$653,300,000.00	1.0000000	$653,300,000.00	1.0000000
Class A-4 Notes	$93,350,000.00	1.0000000	$93,350,000.00	1.0000000
Class B Notes	$55,260,000.00	1.0000000	$55,260,000.00	1.0000000
Class C Notes	$36,830,000.00	1.0000000	$36,830,000.00	1.0000000
Total	$890,954,585.77	0.4836651	$851,881,750.67	0.4624539

Pool Information
Weighted Average APR	4.782%	4.795%
Weighted Average Remaining Term	42.42	41.69
Number of Receivables Outstanding	35,791	34,872
Pool Balance	$1,000,960,482.98	$958,498,356.05
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$927,796,562.04	$888,723,726.94
Pool Factor	0.5006107	0.4793741

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,605,247.03
Yield Supplement Overcollateralization Amount	$69,774,629.11
Targeted Overcollateralization Amount	$106,616,605.38
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$106,616,605.38

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,605,247.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,605,247.03
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,605,247.03

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		84	$486,958.35
(Recoveries)		59	$57,608.41
Net Loss for Current Collection Period			$429,349.94
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5147%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8113%
Second Prior Collection Period			0.4223%
Prior Collection Period			0.2940%
Current Collection Period			0.5259%
Four Month Average (Current and Prior Three Collection Periods)			0.5134%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,783	$10,897,709.08
(Cumulative Recoveries)			$1,435,978.58
Cumulative Net Loss for All Collection Periods			$9,461,730.50
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4732%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,112.01
Average Net Loss for Receivables that have experienced a Realized Loss			$5,306.64

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.14%	290	$10,929,411.59
61-90 Days Delinquent	0.21%	51	$2,037,718.00
91-120 Days Delinquent	0.06%	13	$578,130.69
Over 120 Days Delinquent	0.07%	16	$661,204.87
Total Delinquent Receivables	1.48%	370	$14,206,465.15

Repossession Inventory:
Repossessed in the Current Collection Period		20	$894,108.63
Total Repossessed Inventory		33	$1,440,947.61

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1713%
Prior Collection Period			0.2207%
Current Collection Period			0.2294%
Three Month Average			0.2071%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3419%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	20

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	111	$3,883,031.98
2 Months Extended	159	$6,712,689.51
3+ Months Extended	48	$2,023,120.48

Total Receivables Extended	318	$12,618,841.97
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer